Pensions and Other Postretirement Benefits (Expected Future Benefit Payments) (Details) CAD in Millions	Dec. 31, 2017 CAD
Pensions [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
2018	CAD 1,041
2019	1,046
2020	1,049
2021	1,051
2022	1,051
Years 2023 to 2027	5,178
Other postretirement benefits [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
2018	17
2019	17
2020	16
2021	16
2022	15
Years 2023 to 2027	CAD 72